FIXED ASSETS	12 Months Ended
Dec. 31, 2012
FIXED ASSETS

9. FIXED ASSETS

Fixed assets consist of:

	2012	2011

Cost
Land	$238	$199
Buildings	1,513	1,195
Machinery and equipment	11,047	9,475

	12,798	10,869

Accumulated depreciation
Buildings	(541)	(453)
Machinery and equipment	(6,984)	(6,180)

	$5,273	$4,236

Included in the cost of fixed assets above are construction in progress expenditures of $939 million [2011 – $842 million] that have not been depreciated.